LOANS RECEIVABLE (Details Narrative)	12 Months Ended
	Nov. 30, 2019 CAD ($)	Nov. 30, 2017 CAD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)
Waterproof Studios Inc [Member]
IfrsStatementLineItems [Line Items]
Advances		$ 100,000
Loan receivable interest rate		8.00%
Loans receivable default interest rate		2% plus the applicable rate
Accrued interest receivable			$ 71,715	$ 316
Participant Games Inc [Member]
IfrsStatementLineItems [Line Items]
Advances	$ 150,000
Loan receivable interest rate	15.00%
Accrued interest receivable			127,114	92,030
Allowance for credit loss			244,369	155,794
Installment Entertainment Inc [Member]
IfrsStatementLineItems [Line Items]
Advances	$ 100,000
Loan receivable interest rate	15.00%
Accrued interest receivable			77,077	54,838
Allowance for credit loss			$ 155,247	$ 98,976